Carillon Chartwell Real Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 65.6%	Par	Value
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$8,435,220	$6,774,783
0.63%, 02/15/2043	8,290,260	6,373,313
0.88%, 02/15/2047	8,593,415	6,500,605
1.00%, 02/15/2048	8,283,255	6,362,315
2.13%, 02/15/2054	3,110,415	2,984,227
U.S. Treasury Inflation Indexed Notes
0.63%, 01/15/2026	8,616,578	8,611,025
2.00%, 01/15/2026	9,203,105	9,296,392
0.13%, 04/15/2026	8,691,293	8,630,522
0.38%, 01/15/2027	7,890,540	7,808,719
2.38%, 01/15/2027	11,026,680	11,307,368
0.13%, 04/15/2027	7,031,938	6,902,944
0.50%, 01/15/2028	6,439,300	6,324,328
1.75%, 01/15/2028	9,098,160	9,247,518
1.25%, 04/15/2028	9,102,793	9,105,001
3.63%, 04/15/2028	6,854,639	7,345,871
0.88%, 01/15/2029	8,989,053	8,848,307
2.13%, 04/15/2029	8,216,320	8,459,334
3.88%, 04/15/2029	6,975,892	7,665,242
0.13%, 01/15/2030	7,241,574	6,812,634
0.13%, 01/15/2031	8,853,494	8,176,415
1.13%, 01/15/2033	7,721,098	7,396,362
TOTAL U.S. TREASURY SECURITIES (Cost $157,560,134)		160,933,225

COMMON STOCKS - 12.8%	Shares	Value
Banks - 0.7%
Pinnacle Financial Partners, Inc.	15,000	1,590,600

Chemicals - 0.9%
Nutrien Ltd.	46,000	2,284,820

Energy Equipment & Services - 0.5%
Baker Hughes Co.	30,000	1,318,500

Financial Services - 0.6%
PayPal Holdings, Inc. (a)	22,000	1,435,500

Health Care Providers & Services - 0.8%
Quest Diagnostics, Inc.	12,200	2,064,240

IT Services - 0.4%
Kyndryl Holdings, Inc. (a)	35,000	1,099,000

Metals & Mining - 3.8%
Alamos Gold, Inc. - Class A	90,000	2,406,600
Alcoa Corp.	50,000	1,525,000
Cleveland-Cliffs, Inc. (a)	120,000	986,400
Coeur Mining, Inc. (a)	450,000	2,664,000
IAMGOLD Corp. (a)	260,000	1,625,000
		9,207,000

Oil, Gas & Consumable Fuels - 2.7%
Advantage Energy Ltd. (a)	200,000	1,506,550
EQT Corp.	49,000	2,618,070
Tourmaline Oil Corp.	50,000	2,411,313
		6,535,933

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	28,000	1,707,720
Teva Pharmaceutical Industries Ltd. - ADR (a)	155,000	2,382,350
		4,090,070

Specialty Retail - 0.7%
Camping World Holdings, Inc. - Class A	105,000	1,696,800
TOTAL COMMON STOCKS (Cost $28,482,536)		31,322,463

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%	Par	Value
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054 (b)(c)	715,000	724,684
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053 (b)(c)	2,198,590	2,139,159
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054 (b)(c)	814,029	824,463
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054 (b)(c)	2,375,000	2,413,486
JP Morgan Mortgage Trust
Series 2023-10, Class A4, 6.00%, 05/25/2054 (b)(c)	2,293,404	2,301,475
Series 2023-10, Class A7, 6.00%, 05/25/2054 (b)(c)	1,740,000	1,768,602
Series 2023-6, Class A4, 6.00%, 12/26/2053 (b)(c)	798,491	802,396
Series 2023-8, Class A5, 6.00%, 02/25/2054 (b)(c)	1,445,000	1,467,215
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053 (b)(c)	1,225,000	1,246,875
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053 (b)(c)	1,500,000	1,518,243
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054 (b)(c)	999,958	1,002,717
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054 (b)(c)	1,362,640	1,373,420
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050 (b)(c)	911,155	866,169
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053 (b)(c)	912,354	917,700
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,809,503)		19,366,604

EXCHANGE TRADED FUNDS - 3.7%	Shares	Value
iShares Silver Trust (a)(d)	175,000	5,423,250
SPDR Gold Shares (a)	13,000	3,745,820
TOTAL EXCHANGE TRADED FUNDS (Cost $5,465,263)		9,169,070

CORPORATE BONDS - 3.5%	Par	Value
Airlines - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (b)	435,372	434,182

Diversified Financial Services - 0.4%
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/2029 (b)	900,000	921,094

Food - 0.5%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029 (b)	1,300,000	1,337,187

Media - 0.5%
Univision Communications, Inc., 8.50%, 07/31/2031 (b)	1,215,000	1,187,225

Oil, Gas & Consumable Fuels - 0.5%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (b)	1,269,000	1,227,257

Pharmaceuticals - 0.8%
HLF Financing Sarl LLC/Herbalife International, Inc.
12.25%, 04/15/2029 (b)	1,000,000	1,075,182
4.88%, 06/01/2029 (b)	1,100,000	848,324
		1,923,506

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	1,500,000	1,483,847
TOTAL CORPORATE BONDS (Cost $8,455,218)		8,514,298

ASSET-BACKED SECURITIES - 2.1%	Par	Value
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026 (b)(c)	2,265,000	2,209,495
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053 (b)	1,590,000	1,619,297
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	412,614	407,608
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (b)	183,852	178,565
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	756,612	717,217
TOTAL ASSET-BACKED SECURITIES (Cost $5,146,347)		5,132,182

AGENCY MORTGAGE-BACKED SECURITIES - 1.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053	1,463,805	1,492,185
Pool SD6320, 5.50%, 08/01/2054	3,017,539	3,019,211
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,424,701)		4,511,396

CONVERTIBLE BONDS - 0.8%	Par	Value
Pharmaceuticals - 0.8%
Jazz Investments I Ltd., 2.00%, 06/15/2026	2,000,000	2,070,000
TOTAL CONVERTIBLE BONDS (Cost $2,005,354)		2,070,000

PREFERRED STOCKS - 0.2%	Shares	Value
Mortgage REITs - 0.2%
Rithm Capital Corp., Series C, 9.55% (3 mo. Term SOFR + 5.23%), Perpetual	23,000	577,760
TOTAL PREFERRED STOCKS (Cost $428,936)		577,760

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 4.27% (e)	3,959,225	3,959,225
TOTAL SHORT-TERM INVESTMENTS (Cost $3,959,225)		3,959,225

TOTAL INVESTMENTS - 100.0% (Cost $234,737,217)		245,556,223
Liabilities in Excess of Other Assets - (0.0)% (f)		(98,400)
TOTAL NET ASSETS - 100.0%		$245,457,823
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(d)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $3,864,453 which represented 1.6% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025. Investment made with cash collateral received for securities on loan.
(f)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Chartwell Real Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$160,933,225	$–	$160,933,225
Common Stocks	31,322,463	–	–	31,322,463
Commercial Mortgage-Backed Securities	–	19,366,604	–	19,366,604
Exchange Traded Funds	9,169,070	–	–	9,169,070
Corporate Bonds	–	8,514,298	–	8,514,298
Asset-Backed Securities	–	5,132,182	–	5,132,182
Agency Mortgage-Backed Securities	–	4,511,396	–	4,511,396
Convertible Bonds	–	2,070,000	–	2,070,000
Preferred Stocks	577,760	–	–	577,760
Money Market Funds	3,959,225	–	–	3,959,225
Total Investments	$45,028,518	$200,527,705	$–	$245,556,223

Refer to the Schedule of Investments for further disaggregation of investment categories.